SHARE-BASED COMPENSATION PLAN (Tables)	12 Months Ended
Dec. 31, 2016
SHARE-BASED COMPENSATION PLAN [Abstract]
Summary of company's restricted stock awards
The tables below summarize the Company’s restricted stock awards as of December 31, 2016:

	Restricted shares - Employees	Weighted- average grant-date fair value - Employees
Non-vested at January 1, 2016	33,000	$9.84
Granted during the year	137,665	14.65
Vested during the year	-	-
Forfeited during the year	(13,500)	(13.40)
Non-vested at December 31, 2016	157,165	13.75